Derivative Instruments and Hedging Activities Level 3 (Tables)	12 Months Ended
Dec. 31, 2012
Derivative Instruments and Hedging Activities [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]
The following table summarizes the Company’s derivative financial instruments, which are recorded as “Other current liabilities” in the Consolidated Balance Sheets:

	2012				2011
Liability Derivatives	Average Days To Maturity	Average Contract Rate	Notional Amount	Fair Value Liability	Average Days to Maturity	Average Contract Rate	Notional Amount	Fair Value Liability
Derivatives designated as hedging instruments:
Interest Rate Swap
Interest swap – 2010	2	—	$325	$—	367	—	$350	$(2)
Total				$—				$(2)

Derivatives not designated as hedging instruments:
Interest Rate Swap
Australian dollar interest swap	704	—	$6	$—	1,070	—	$6	$—
Commodity Contracts
Electricity contracts	—	—	3	(1)	—	—	3	(1)
Natural gas futures	—	—	3	—	—	—	5	—
Total				$(1)				$(1)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]
The following tables summarize gains and losses recognized on the Company's derivative financial instruments:

Derivatives in Cash Flow Hedging Relationship	Amount of Loss Recognized in OCI on Derivative for the Year Ended December 31:			Location of Loss Reclassified from Accumulated OCI into Income	Amount of Loss Reclassified from Accumulated OCI into Income for the Year Ended December 31:
	2012	2011	2010		2012	2011	2010
Interest Rate Swap
Interest swap – 2010	$(2)	$(2)	$(2)	Interest expense, net	$(2)	$(3)	$—
Total	$(2)	$(2)	$(2)		$(2)	$(3)	$—

Derivatives Not Designated as Hedging Instruments	Amount of (Loss) Gain Recognized in Income on Derivative for the Year Ended December 31:			Location of (Loss) Gain Recognized in Income on Derivative
	2012	2011	2010
Foreign Exchange and Interest Rate Swap
Cross-Currency and Interest Rate Swap	$—	$(1)	$2	Other non-operating expense, net
Interest Rate Swap
Australian dollar interest swap	—	—	—	Other non-operating expense, net
Commodity Contracts
Electricity contracts	—	(1)	1	Cost of sales
Natural gas futures	(2)	(1)	(1)	Cost of sales
Total	$(2)	$(3)	$2